Quarterly Holdings Report
for
Fidelity® 500 Index Fund
November 30, 2023
UEI-NPRT3-0124
1.810737.119
Common Stocks - 99.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	83,343,376	1,381,000
Verizon Communications, Inc. (a)	49,010,898	1,878,588
		3,259,588
Entertainment - 1.3%
Electronic Arts, Inc.	2,874,058	396,649
Live Nation Entertainment, Inc. (a)(b)	1,652,874	139,205
Netflix, Inc. (b)	5,166,229	2,448,638
Take-Two Interactive Software, Inc. (b)	1,841,306	291,295
The Walt Disney Co.	21,331,648	1,977,230
Warner Bros Discovery, Inc. (a)(b)	25,857,770	270,214
		5,523,231
Interactive Media & Services - 5.7%
Alphabet, Inc.:
Class A (b)	69,167,785	9,166,807
Class C (b)	58,836,080	7,879,328
Match Group, Inc. (b)	3,241,954	104,974
Meta Platforms, Inc. Class A (b)	25,910,981	8,476,777
		25,627,886
Media - 0.7%
Charter Communications, Inc. Class A (b)	1,186,512	474,759
Comcast Corp. Class A	47,980,887	2,009,919
Fox Corp.:
Class A	2,945,437	87,008
Class B	1,550,936	42,899
Interpublic Group of Companies, Inc.	4,487,582	137,948
News Corp.:
Class A (a)	4,422,020	97,461
Class B (a)	1,364,927	31,448
Omnicom Group, Inc.	2,303,287	185,714
Paramount Global Class B (a)	5,621,690	80,784
		3,147,940
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	6,034,686	907,919
TOTAL COMMUNICATION SERVICES		38,466,564
CONSUMER DISCRETIONARY - 10.7%
Automobile Components - 0.1%
Aptiv PLC (b)	3,297,177	273,138
BorgWarner, Inc.	2,740,382	92,323
		365,461
Automobiles - 2.0%
Ford Motor Co.	45,832,116	470,238
General Motors Co.	16,040,353	506,875
Tesla, Inc. (b)	32,192,242	7,728,713
		8,705,826
Broadline Retail - 3.5%
Amazon.com, Inc. (b)	105,850,664	15,463,724
eBay, Inc.	6,203,915	254,423
Etsy, Inc. (a)(b)	1,434,104	108,719
		15,826,866
Distributors - 0.1%
Genuine Parts Co.	1,637,233	217,392
LKQ Corp.	3,119,186	138,897
Pool Corp. (a)	455,270	158,124
		514,413
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (b)	4,970,512	627,974
Booking Holdings, Inc. (b)	416,099	1,300,601
Caesars Entertainment, Inc. (b)	2,509,863	112,241
Carnival Corp. (a)(b)	11,743,616	176,859
Chipotle Mexican Grill, Inc. (b)	321,622	708,292
Darden Restaurants, Inc.	1,409,144	220,489
Domino's Pizza, Inc.	409,128	160,742
Expedia, Inc. (b)	1,606,958	218,836
Hilton Worldwide Holdings, Inc.	3,048,743	510,725
Las Vegas Sands Corp.	4,303,553	198,480
Marriott International, Inc. Class A	2,920,593	592,004
McDonald's Corp.	8,495,954	2,394,500
MGM Resorts International (a)	3,272,547	129,069
Norwegian Cruise Line Holdings Ltd. (a)(b)	4,959,621	75,733
Royal Caribbean Cruises Ltd. (a)(b)	2,747,560	295,253
Starbucks Corp.	13,353,126	1,325,965
Wynn Resorts Ltd.	1,129,033	95,313
Yum! Brands, Inc.	3,266,714	410,136
		9,553,212
Household Durables - 0.4%
D.R. Horton, Inc.	3,549,495	453,164
Garmin Ltd.	1,785,566	218,268
Lennar Corp. Class A	2,943,961	376,591
Mohawk Industries, Inc. (b)	616,192	54,416
NVR, Inc. (b)	38,052	234,225
PulteGroup, Inc.	2,558,302	226,205
Whirlpool Corp. (a)	639,072	69,595
		1,632,464
Leisure Products - 0.0%
Hasbro, Inc.	1,520,402	70,562
Specialty Retail - 2.0%
AutoZone, Inc. (b)	211,663	552,426
Bath & Body Works, Inc.	2,668,671	87,052
Best Buy Co., Inc.	2,264,085	160,614
CarMax, Inc. (a)(b)	1,844,421	117,932
Lowe's Companies, Inc.	6,831,394	1,358,286
O'Reilly Automotive, Inc. (b)	704,169	691,762
Ross Stores, Inc.	3,971,384	517,789
The Home Depot, Inc.	11,720,723	3,674,329
TJX Companies, Inc.	13,397,868	1,180,486
Tractor Supply Co. (a)	1,268,489	257,516
Ulta Beauty, Inc. (b)	580,594	247,327
		8,845,519
Textiles, Apparel & Luxury Goods - 0.5%
lululemon athletica, Inc. (b)	1,348,010	602,291
NIKE, Inc. Class B	14,281,971	1,574,873
Ralph Lauren Corp.	470,841	60,917
Tapestry, Inc.	2,702,320	85,582
VF Corp.	3,853,434	64,468
		2,388,131
TOTAL CONSUMER DISCRETIONARY		47,902,454
CONSUMER STAPLES - 6.3%
Beverages - 1.5%
Brown-Forman Corp. Class B (non-vtg.)	2,133,014	125,293
Constellation Brands, Inc. Class A (sub. vtg.)	1,880,501	452,242
Keurig Dr. Pepper, Inc.	11,728,309	370,263
Molson Coors Beverage Co. Class B	2,163,870	133,165
Monster Beverage Corp.	8,670,534	478,180
PepsiCo, Inc.	16,048,246	2,700,759
The Coca-Cola Co.	45,372,083	2,651,545
		6,911,447
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	5,166,241	3,062,238
Dollar General Corp.	2,557,088	335,285
Dollar Tree, Inc. (a)(b)	2,440,797	301,658
Kroger Co.	7,698,119	340,796
Sysco Corp.	5,888,622	424,982
Target Corp.	5,380,886	720,016
Walgreens Boots Alliance, Inc. (a)	8,353,074	166,560
Walmart, Inc.	16,638,398	2,590,432
		7,941,967
Food Products - 0.9%
Archer Daniels Midland Co. (a)	6,249,905	460,805
Bunge Global SA (a)	1,756,193	192,953
Campbell Soup Co. (a)	2,293,601	92,157
Conagra Brands, Inc.	5,571,005	157,604
General Mills, Inc. (a)	6,822,094	434,295
Hormel Foods Corp.	3,375,259	103,249
Kellanova	3,073,151	161,463
Lamb Weston Holdings, Inc.	1,699,721	170,023
McCormick & Co., Inc. (non-vtg.)	2,927,338	189,779
Mondelez International, Inc.	15,859,817	1,126,999
The Hershey Co.	1,747,006	328,297
The J.M. Smucker Co.	1,236,880	135,723
The Kraft Heinz Co.	9,307,693	326,793
Tyson Foods, Inc. Class A	3,328,960	155,928
		4,036,068
Household Products - 1.3%
Church & Dwight Co., Inc. (a)	2,868,429	277,176
Colgate-Palmolive Co.	9,637,616	759,155
Kimberly-Clark Corp.	3,942,578	487,815
Procter & Gamble Co. (a)	27,481,588	4,218,973
The Clorox Co.	1,443,570	206,936
		5,950,055
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	2,703,165	345,167
Kenvue, Inc.	20,091,541	410,671
		755,838
Tobacco - 0.6%
Altria Group, Inc.	20,688,473	869,743
Philip Morris International, Inc.	18,097,302	1,689,564
		2,559,307
TOTAL CONSUMER STAPLES		28,154,682
ENERGY - 4.1%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	11,770,597	397,258
Halliburton Co.	10,475,293	387,900
Schlumberger Ltd.	16,568,253	862,212
		1,647,370
Oil, Gas & Consumable Fuels - 3.7%
APA Corp.	3,582,115	128,956
Chevron Corp.	20,684,417	2,970,282
ConocoPhillips Co.	13,960,407	1,613,404
Coterra Energy, Inc.	8,830,426	231,799
Devon Energy Corp.	7,469,314	335,895
Diamondback Energy, Inc.	2,084,669	321,894
EOG Resources, Inc.	6,788,024	835,402
EQT Corp. (a)	4,216,229	168,481
Exxon Mobil Corp.	47,167,894	4,846,029
Hess Corp.	3,221,664	452,837
Kinder Morgan, Inc.	22,599,176	397,068
Marathon Oil Corp.	7,061,131	179,565
Marathon Petroleum Corp.	4,661,399	695,434
Occidental Petroleum Corp.	7,735,249	457,540
ONEOK, Inc.	6,790,488	467,525
Phillips 66 Co.	5,191,188	669,092
Pioneer Natural Resources Co.	2,717,968	629,590
Targa Resources Corp.	2,608,047	235,898
The Williams Companies, Inc.	14,181,096	521,723
Valero Energy Corp.	4,116,841	516,087
		16,674,501
TOTAL ENERGY		18,321,871
FINANCIALS - 12.9%
Banks - 3.1%
Bank of America Corp.	80,596,124	2,457,376
Citigroup, Inc.	22,449,913	1,034,941
Citizens Financial Group, Inc.	5,506,022	150,149
Comerica, Inc.	1,536,264	69,470
Fifth Third Bancorp (a)	7,937,836	229,800
Huntington Bancshares, Inc.	16,879,441	190,063
JPMorgan Chase & Co.	33,879,283	5,287,878
KeyCorp	10,910,987	135,187
M&T Bank Corp.	1,934,001	247,881
PNC Financial Services Group, Inc.	4,642,878	621,960
Regions Financial Corp.	10,939,634	182,473
Truist Financial Corp.	15,528,237	499,078
U.S. Bancorp	18,151,155	691,922
Wells Fargo & Co.	42,654,268	1,901,954
Zions Bancorp NA	1,727,084	61,536
		13,761,668
Capital Markets - 2.9%
Ameriprise Financial, Inc.	1,196,419	422,946
Bank of New York Mellon Corp. (a)	9,079,084	438,701
BlackRock, Inc. Class A	1,636,147	1,229,123
Blackstone, Inc.	8,274,299	929,783
Cboe Global Markets, Inc.	1,230,123	224,116
Charles Schwab Corp.	17,335,341	1,063,003
CME Group, Inc.	4,193,935	915,788
FactSet Research Systems, Inc.	444,708	201,657
Franklin Resources, Inc. (a)	3,315,726	82,230
Goldman Sachs Group, Inc.	3,843,319	1,312,647
Intercontinental Exchange, Inc.	6,672,357	759,581
Invesco Ltd. (a)	5,230,029	74,633
MarketAxess Holdings, Inc.	439,241	105,471
Moody's Corp.	1,839,757	671,438
Morgan Stanley	14,874,089	1,180,110
MSCI, Inc.	922,024	480,236
NASDAQ, Inc.	3,952,175	220,689
Northern Trust Corp.	2,413,263	191,251
Raymond James Financial, Inc. (a)	2,191,222	230,407
S&P Global, Inc.	3,793,529	1,577,463
State Street Corp.	3,714,722	270,506
T. Rowe Price Group, Inc.	2,614,843	261,824
		12,843,603
Consumer Finance - 0.4%
American Express Co. (a)	6,782,681	1,158,278
Capital One Financial Corp.	4,446,860	496,536
Discover Financial Services	2,913,907	270,993
Synchrony Financial	4,875,204	157,762
		2,083,569
Financial Services - 4.3%
Berkshire Hathaway, Inc. Class B (b)	21,260,575	7,653,807
Fidelity National Information Services, Inc.	6,906,985	405,026
Fiserv, Inc. (b)	7,106,916	928,234
FleetCor Technologies, Inc. (a)(b)	862,195	207,358
Global Payments, Inc.	3,031,024	352,932
Jack Henry & Associates, Inc.	849,581	134,820
MasterCard, Inc. Class A	9,699,669	4,014,014
PayPal Holdings, Inc. (a)(b)	12,800,961	737,463
Visa, Inc. Class A (a)	18,732,014	4,808,133
		19,241,787
Insurance - 2.2%
AFLAC, Inc.	6,302,300	521,263
Allstate Corp.	3,049,442	420,427
American International Group, Inc.	8,299,366	546,181
Aon PLC	2,365,033	776,890
Arch Capital Group Ltd. (b)	4,347,917	363,877
Arthur J. Gallagher & Co.	2,512,379	625,582
Assurant, Inc.	618,146	103,861
Brown & Brown, Inc.	2,744,293	205,108
Chubb Ltd.	4,788,366	1,098,595
Cincinnati Financial Corp.	1,828,636	187,965
Everest Re Group Ltd.	506,006	207,741
Globe Life, Inc.	1,013,725	124,820
Hartford Financial Services Group, Inc.	3,565,229	278,658
Loews Corp.	2,155,779	151,530
Marsh & McLennan Companies, Inc.	5,758,537	1,148,367
MetLife, Inc.	7,364,372	468,595
Principal Financial Group, Inc.	2,592,493	191,404
Progressive Corp.	6,823,852	1,119,316
Prudential Financial, Inc.	4,231,873	413,793
The Travelers Companies, Inc.	2,669,017	482,078
W.R. Berkley Corp. (a)	2,371,753	172,071
Willis Towers Watson PLC	1,222,032	300,986
		9,909,108
TOTAL FINANCIALS		57,839,735
HEALTH CARE - 12.7%
Biotechnology - 1.9%
AbbVie, Inc. (a)	20,577,004	2,929,960
Amgen, Inc.	6,235,902	1,681,449
Biogen, Inc. (b)	1,688,354	395,210
Gilead Sciences, Inc.	14,526,089	1,112,698
Incyte Corp. (b)	2,168,319	117,826
Moderna, Inc. (a)(b)	3,860,165	299,935
Regeneron Pharmaceuticals, Inc. (b)	1,244,392	1,025,143
Vertex Pharmaceuticals, Inc. (b)	3,008,884	1,067,582
		8,629,803
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	20,230,888	2,109,879
Align Technology, Inc. (b)	829,781	177,407
Baxter International, Inc.	5,903,696	213,005
Becton, Dickinson & Co.	3,382,104	798,785
Boston Scientific Corp. (b)	17,069,978	954,041
Dentsply Sirona, Inc. (a)	2,468,197	78,365
DexCom, Inc. (b)	4,521,829	522,362
Edwards Lifesciences Corp. (b)	7,087,114	479,868
GE Healthcare Holding LLC	4,560,172	312,189
Hologic, Inc. (b)	2,855,547	203,601
IDEXX Laboratories, Inc. (b)	967,758	450,801
Insulet Corp. (a)(b)	813,977	153,915
Intuitive Surgical, Inc. (b)	4,096,113	1,273,236
Medtronic PLC	15,518,676	1,230,165
ResMed, Inc.	1,712,929	270,180
STERIS PLC (a)	1,150,079	231,097
Stryker Corp. (a)	3,940,448	1,167,673
Teleflex, Inc. (a)	547,836	123,641
The Cooper Companies, Inc.	577,167	194,459
Zimmer Biomet Holdings, Inc.	2,436,113	283,344
		11,228,013
Health Care Providers & Services - 3.0%
Cardinal Health, Inc.	2,968,140	317,828
Cencora, Inc.	1,943,500	395,250
Centene Corp. (b)	6,312,588	465,111
Cigna Group	3,450,549	907,080
CVS Health Corp.	14,973,581	1,017,455
DaVita HealthCare Partners, Inc. (b)	627,785	63,695
Elevance Health, Inc.	2,747,195	1,317,253
HCA Holdings, Inc.	2,346,428	587,733
Henry Schein, Inc. (b)	1,522,368	101,588
Humana, Inc.	1,444,514	700,387
Laboratory Corp. of America Holdings (a)	1,032,903	224,047
McKesson Corp.	1,572,694	740,047
Molina Healthcare, Inc. (b)	679,664	248,458
Quest Diagnostics, Inc.	1,308,441	179,557
UnitedHealth Group, Inc.	10,798,909	5,971,473
Universal Health Services, Inc. Class B	724,432	99,595
		13,336,557
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	3,443,509	440,080
Bio-Rad Laboratories, Inc. Class A (b)	243,461	74,236
Bio-Techne Corp.	1,835,410	115,447
Charles River Laboratories International, Inc. (b)	597,721	117,799
Danaher Corp.	7,660,890	1,710,753
Illumina, Inc. (b)	1,845,470	188,146
IQVIA Holdings, Inc. (a)(b)	2,134,846	457,071
Mettler-Toledo International, Inc. (b)	254,903	278,336
Revvity, Inc.	1,447,174	128,654
Thermo Fisher Scientific, Inc.	4,499,424	2,230,634
Waters Corp. (a)(b)	689,026	193,348
West Pharmaceutical Services, Inc.	861,075	302,031
		6,236,535
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	24,354,857	1,202,643
Catalent, Inc. (a)(b)	2,101,621	81,648
Eli Lilly & Co.	9,296,219	5,494,437
Johnson & Johnson	28,072,745	4,341,731
Merck & Co., Inc.	29,582,544	3,031,619
Pfizer, Inc.	65,820,873	2,005,562
Viatris, Inc.	13,984,218	128,375
Zoetis, Inc. Class A	5,366,396	948,081
		17,234,096
TOTAL HEALTH CARE		56,665,004
INDUSTRIALS - 8.3%
Aerospace & Defense - 1.6%
Axon Enterprise, Inc. (a)(b)	819,263	188,324
General Dynamics Corp.	2,642,013	652,498
Howmet Aerospace, Inc.	4,565,266	240,133
Huntington Ingalls Industries, Inc.	464,783	110,163
L3Harris Technologies, Inc. (a)	2,204,922	420,721
Lockheed Martin Corp.	2,612,913	1,169,984
Northrop Grumman Corp.	1,658,031	787,830
RTX Corp. (a)	16,968,464	1,382,590
Textron, Inc.	2,309,123	177,017
The Boeing Co. (b)	6,610,251	1,531,132
TransDigm Group, Inc.	643,326	619,439
		7,279,831
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	1,357,360	111,371
Expeditors International of Washington, Inc.	1,724,191	207,489
FedEx Corp.	2,697,546	698,206
United Parcel Service, Inc. Class B (a)	8,431,980	1,278,372
		2,295,438
Building Products - 0.4%
A.O. Smith Corp.	1,452,478	109,459
Allegion PLC	1,023,345	108,567
Carrier Global Corp. (a)	9,765,105	507,395
Johnson Controls International PLC	7,931,205	418,768
Masco Corp. (a)	2,622,202	158,774
Trane Technologies PLC	2,662,674	600,193
		1,903,156
Commercial Services & Supplies - 0.6%
Cintas Corp.	1,008,196	557,784
Copart, Inc.	10,130,153	508,736
Republic Services, Inc.	2,397,033	387,936
Rollins, Inc.	3,273,308	133,355
Veralto Corp.	2,553,632	197,268
Waste Management, Inc.	4,297,199	734,778
		2,519,857
Construction & Engineering - 0.1%
Quanta Services, Inc.	1,692,738	318,759
Electrical Equipment - 0.6%
AMETEK, Inc.	2,689,652	417,515
Eaton Corp. PLC	4,651,561	1,059,114
Emerson Electric Co.	6,662,575	592,303
Generac Holdings, Inc. (a)(b)	725,633	84,950
Hubbell, Inc. Class B	625,233	187,570
Rockwell Automation, Inc.	1,339,044	368,826
		2,710,278
Ground Transportation - 0.8%
CSX Corp.	23,389,883	755,493
J.B. Hunt Transport Services, Inc.	951,794	176,339
Norfolk Southern Corp.	2,646,552	577,372
Old Dominion Freight Lines, Inc.	1,044,558	406,396
Union Pacific Corp.	7,105,067	1,600,558
		3,516,158
Industrial Conglomerates - 0.8%
3M Co.	6,435,141	637,529
General Electric Co.	12,688,364	1,545,443
Honeywell International, Inc.	7,740,482	1,516,515
		3,699,487
Machinery - 1.7%
Caterpillar, Inc. (a)	5,947,273	1,491,100
Cummins, Inc.	1,651,328	370,162
Deere & Co.	3,178,783	1,158,380
Dover Corp.	1,630,658	230,184
Fortive Corp.	4,103,913	283,088
IDEX Corp.	881,372	177,755
Illinois Tool Works, Inc.	3,208,002	777,010
Ingersoll Rand, Inc.	4,714,504	336,757
Nordson Corp.	631,185	148,543
Otis Worldwide Corp.	4,800,142	411,804
PACCAR, Inc.	6,094,886	559,632
Parker Hannifin Corp.	1,495,681	647,899
Pentair PLC (a)	1,924,898	124,233
Snap-On, Inc.	616,910	169,459
Stanley Black & Decker, Inc.	1,786,363	162,380
Westinghouse Air Brake Tech Co.	2,088,307	243,413
Xylem, Inc.	2,807,597	295,163
		7,586,962
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)(b)	1,483,151	56,078
American Airlines Group, Inc. (a)(b)	7,616,951	94,679
Delta Air Lines, Inc. (a)	7,501,010	277,012
Southwest Airlines Co. (a)	6,943,944	177,557
United Airlines Holdings, Inc. (b)	3,823,613	150,650
		755,976
Professional Services - 0.7%
Automatic Data Processing, Inc.	4,802,963	1,104,297
Broadridge Financial Solutions, Inc.	1,377,014	266,893
Ceridian HCM Holding, Inc. (a)(b)	1,814,145	124,995
Equifax, Inc. (a)	1,430,676	311,472
Jacobs Solutions, Inc.	1,467,959	186,695
Leidos Holdings, Inc.	1,601,245	171,846
Paychex, Inc.	3,740,905	456,278
Paycom Software, Inc.	574,237	104,316
Robert Half, Inc.	1,248,369	102,341
Verisk Analytics, Inc.	1,690,732	408,193
		3,237,326
Trading Companies & Distributors - 0.3%
Fastenal Co.	6,660,629	399,438
United Rentals, Inc. (a)	796,047	378,934
W.W. Grainger, Inc.	518,794	407,871
		1,186,243
TOTAL INDUSTRIALS		37,009,471
INFORMATION TECHNOLOGY - 29.0%
Communications Equipment - 0.9%
Arista Networks, Inc. (b)	2,923,379	642,296
Cisco Systems, Inc.	47,507,224	2,298,399
F5, Inc. (b)	691,393	118,360
Juniper Networks, Inc.	3,746,436	106,586
Motorola Solutions, Inc.	1,947,127	628,669
		3,794,310
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	6,953,488	632,698
CDW Corp.	1,562,738	329,550
Corning, Inc.	8,949,697	254,977
Keysight Technologies, Inc. (b)	2,079,423	282,573
TE Connectivity Ltd.	3,659,917	479,449
Teledyne Technologies, Inc. (b)	548,803	221,146
Trimble, Inc. (b)	2,894,952	134,326
Zebra Technologies Corp. Class A (b)	598,501	141,833
		2,476,552
IT Services - 1.2%
Accenture PLC Class A	7,353,838	2,449,858
Akamai Technologies, Inc. (a)(b)	1,772,024	204,722
Cognizant Technology Solutions Corp. Class A	5,887,793	414,383
EPAM Systems, Inc. (b)	675,712	174,462
Gartner, Inc. (a)(b)	918,946	399,594
IBM Corp.	10,620,551	1,683,995
VeriSign, Inc. (b)	1,046,037	221,969
		5,548,983
Semiconductors & Semiconductor Equipment - 7.6%
Advanced Micro Devices, Inc. (b)	18,835,571	2,282,118
Analog Devices, Inc.	5,845,555	1,071,958
Applied Materials, Inc.	9,789,811	1,466,318
Broadcom, Inc.	5,116,662	4,736,648
Enphase Energy, Inc. (b)	1,589,634	160,585
First Solar, Inc. (b)	1,245,441	196,506
Intel Corp. (a)	48,823,908	2,182,429
KLA Corp.	1,593,888	868,063
Lam Research Corp.	1,553,983	1,112,528
Microchip Technology, Inc.	6,345,872	529,500
Micron Technology, Inc.	12,769,083	971,983
Monolithic Power Systems, Inc.	556,998	305,636
NVIDIA Corp.	28,795,381	13,467,600
NXP Semiconductors NV	3,005,468	613,356
ON Semiconductor Corp. (a)(b)	5,030,786	358,846
Qorvo, Inc. (b)	1,141,441	110,149
Qualcomm, Inc.	13,010,382	1,678,990
Skyworks Solutions, Inc.	1,858,212	180,116
SolarEdge Technologies, Inc. (a)(b)	659,357	52,340
Teradyne, Inc.	1,795,504	165,599
Texas Instruments, Inc.	10,585,111	1,616,452
		34,127,720
Software - 11.2%
Adobe, Inc. (b)	5,313,739	3,246,748
ANSYS, Inc. (b)	1,011,814	296,826
Autodesk, Inc. (b)	2,491,628	544,246
Cadence Design Systems, Inc. (b)	3,168,541	865,867
Fair Isaac Corp. (b)	289,784	315,169
Fortinet, Inc. (b)	7,599,062	399,407
Gen Digital, Inc.	6,560,061	144,846
Intuit, Inc. (a)	3,264,953	1,865,790
Microsoft Corp.	86,616,552	32,819,883
Oracle Corp.	18,352,919	2,132,793
Palo Alto Networks, Inc. (b)	3,565,672	1,052,194
PTC, Inc. (b)	1,385,362	218,001
Roper Technologies, Inc.	1,244,042	669,606
Salesforce, Inc. (b)	11,354,939	2,860,309
ServiceNow, Inc. (a)(b)	2,378,242	1,630,856
Synopsys, Inc. (a)(b)	1,773,888	963,629
Tyler Technologies, Inc. (b)	490,548	200,556
		50,226,726
Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc. (a)	171,328,762	32,543,898
Hewlett Packard Enterprise Co.	15,056,583	254,607
HP, Inc.	10,115,006	296,774
NetApp, Inc.	2,457,692	224,608
Seagate Technology Holdings PLC	2,248,553	177,861
Western Digital Corp. (a)(b)	3,729,842	180,189
		33,677,937
TOTAL INFORMATION TECHNOLOGY		129,852,228
MATERIALS - 2.4%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	2,589,822	700,676
Albemarle Corp. (a)	1,368,038	165,902
Celanese Corp. Class A (a)	1,166,796	161,788
CF Industries Holdings, Inc.	2,249,398	169,042
Corteva, Inc.	8,274,464	374,006
Dow, Inc.	8,196,487	424,168
DuPont de Nemours, Inc.	5,351,758	382,865
Eastman Chemical Co.	1,382,135	115,864
Ecolab, Inc.	2,957,417	567,026
FMC Corp.	1,454,158	78,030
International Flavors & Fragrances, Inc.	2,975,753	224,312
Linde PLC	5,688,498	2,353,730
LyondellBasell Industries NV Class A	2,985,809	283,950
PPG Industries, Inc.	2,745,623	389,851
Sherwin-Williams Co.	2,758,025	768,937
The Mosaic Co.	3,873,737	139,028
		7,299,175
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	720,514	334,744
Vulcan Materials Co.	1,548,958	330,795
		665,539
Containers & Packaging - 0.2%
Amcor PLC	17,154,190	162,622
Avery Dennison Corp.	939,441	182,721
Ball Corp.	3,672,974	203,079
International Paper Co.	4,033,678	149,004
Packaging Corp. of America	1,048,235	176,114
Sealed Air Corp.	1,683,246	56,187
WestRock Co.	2,987,718	123,004
		1,052,731
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	16,713,389	623,744
Newmont Corp.	13,435,019	539,953
Nucor Corp.	2,899,613	492,847
Steel Dynamics, Inc.	1,815,221	216,247
		1,872,791
TOTAL MATERIALS		10,890,236
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc.	1,815,452	198,610
American Tower Corp.	5,434,471	1,134,609
AvalonBay Communities, Inc.	1,655,629	286,324
Boston Properties, Inc.	1,682,444	95,782
Camden Property Trust (SBI)	1,244,744	112,351
Crown Castle International Corp.	5,055,848	592,950
Digital Realty Trust, Inc.	3,528,996	489,754
Equinix, Inc.	1,090,785	889,001
Equity Residential (SBI)	4,021,086	228,559
Essex Property Trust, Inc.	748,249	159,721
Extra Space Storage, Inc.	2,463,078	320,619
Federal Realty Investment Trust (SBI)	855,346	81,763
Healthpeak Properties, Inc.	6,377,597	110,460
Host Hotels & Resorts, Inc.	8,295,929	144,930
Invitation Homes, Inc.	6,706,162	223,718
Iron Mountain, Inc.	3,402,426	218,266
Kimco Realty Corp.	7,226,643	139,619
Mid-America Apartment Communities, Inc.	1,360,227	169,321
Prologis (REIT), Inc.	10,770,426	1,237,845
Public Storage	1,844,841	477,371
Realty Income Corp.	8,263,088	445,876
Regency Centers Corp.	1,915,616	120,262
SBA Communications Corp. Class A	1,263,535	312,043
Simon Property Group, Inc.	3,814,411	476,382
UDR, Inc.	3,533,812	118,029
Ventas, Inc.	4,690,944	215,033
VICI Properties, Inc.	11,814,589	353,138
Welltower, Inc.	6,452,369	574,906
Weyerhaeuser Co.	8,519,096	267,074
		10,194,316
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)(b)	3,612,107	285,212
CoStar Group, Inc. (a)(b)	4,760,412	395,305
		680,517
TOTAL REAL ESTATE		10,874,833
UTILITIES - 2.4%
Electric Utilities - 1.6%
Alliant Energy Corp.	2,946,213	148,990
American Electric Power Co., Inc.	6,005,945	477,773
Constellation Energy Corp.	3,749,134	453,795
Duke Energy Corp. (a)	8,984,952	829,131
Edison International	4,468,402	299,338
Entergy Corp.	2,465,165	249,992
Evergy, Inc.	2,677,882	136,679
Eversource Energy	4,069,662	241,779
Exelon Corp.	11,602,311	446,805
FirstEnergy Corp. (a)	6,015,865	222,226
NextEra Energy, Inc.	23,592,555	1,380,400
NRG Energy, Inc.	2,671,060	127,784
PG&E Corp.	24,379,786	418,601
Pinnacle West Capital Corp.	1,320,990	98,995
PPL Corp.	8,593,033	224,450
Southern Co.	12,713,640	902,414
Xcel Energy, Inc.	6,429,795	391,189
		7,050,341
Gas Utilities - 0.0%
Atmos Energy Corp.	1,730,778	196,980
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp. (a)	7,806,586	134,351
Multi-Utilities - 0.7%
Ameren Corp.	3,063,157	237,670
CenterPoint Energy, Inc.	7,358,384	208,022
CMS Energy Corp.	3,400,978	193,040
Consolidated Edison, Inc.	4,021,138	362,345
Dominion Energy, Inc.	9,755,140	442,298
DTE Energy Co.	2,403,612	250,240
NiSource, Inc. (a)	4,817,746	123,527
Public Service Enterprise Group, Inc.	5,818,659	363,259
Sempra	7,336,491	534,610
WEC Energy Group, Inc.	3,677,356	307,501
		3,022,512
Water Utilities - 0.1%
American Water Works Co., Inc.	2,269,462	299,206
TOTAL UTILITIES		10,703,390
TOTAL COMMON STOCKS (Cost $243,595,480)		446,680,468

U.S. Treasury Obligations - 0.0%
	Principal Amount (c) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (d) (Cost $83,962)	85,000	83,971

Money Market Funds - 0.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.40% (e)	328,932,490	328,998
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	1,078,449,171	1,078,557
TOTAL MONEY MARKET FUNDS (Cost $1,407,548)		1,407,555

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $245,086,990)	448,171,994
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(605,847)
NET ASSETS - 100.0%	447,566,147

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	3,743	Dec 2023	856,539	41,579	41,579

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $37,090,000.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	119,234	12,436,854	12,227,090	28,166	-	-	328,998	0.7%
Fidelity Securities Lending Cash Central Fund 5.39%	1,543,008	10,304,371	10,768,822	6,356	-	-	1,078,557	4.1%
Total	1,662,242	22,741,225	22,995,912	34,522	-	-	1,407,555

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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